Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Sep. 29, 2013 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Dec. 30, 2012 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Jan. 01, 2012 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Sep. 29, 2013 Senior Secured [Member] $50.0 million Former Revolving Credit Facility [Member]	Dec. 30, 2012 Senior Secured [Member] $50.0 million Former Revolving Credit Facility [Member]	Sep. 29, 2013 Senior Secured [Member] $700.0 million Term Loan, net of original issue discount [Member]	Sep. 29, 2013 Senior Secured [Member] $60.0 million Revolving Credit Facility [Member]	May 31, 2012 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]	Sep. 29, 2013 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]	Dec. 30, 2012 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]
Debt Instrument [Line Items]
Total Debt	$ 351,778	$ 426,544	$ 294,764			$ 391,544	$ 294,764			$ 351,778				$ 35,000
Debt instrument, Maturity				April 2016	April 2018	April 2018		April 2016	April 2016	April 2020	April 2018		July 2019	July 2019
Less current portion	(5,684)	(1,788)	(573)
Debt instrument, Minimum Interest Rate													10.00%	10.00%
Debt instrument, Interest Rate					Variable	Variable		Varialbe	Variable	Variable	Variable	Interest accrued at 10.0% annually for the first three years, increasing by 1.0% each year thereafter.
Long-term debt, net of current portion	$ 346,094	$ 424,756	$ 294,191
Debt instrument, Maximum Interest Rate												14.00%	14.00%	14.00%